SCHEDULE OF RETENTION RECEIVABLES ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retention Receivables Net
Balance at beginning of the year		$ (2,500)
(Provision) Reversal of provision	(2,071)	2,492
Exchange adjustment	(9)	8
Ending balance	$ (2,080)